BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Loss per share
BASIC AND DILUTED LOSS PER SHARE

6.	BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is computed by dividing net loss attributable to common shareholders for the period by the weighted average number of common shares outstanding (“Common Shares”) outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to common shareholders by the weighted average number of Common Shares outstanding, adjusted for the effect of potentially dilutive securities. For the periods presented, the Company incurred a net loss; accordingly, all potentially dilutive securities were anti-dilutive and have been excluded from the calculation of diluted loss per share. As a result, basic and diluted loss per share are the same.

For periods with net income, the Company applies the treasury stock method to calculate the potential dilutive effect of unvested RSUs and unexercised stock options in periods in which the Company reports net income. The Company does not pay dividends or have participating securities outstanding.

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	Twelve Months Ended December 31,
	2025	2024
Weighted-average number of Common Shares - basic and diluted	219,873	191,172
Loss per share
Basic and diluted loss per share	$(0.04)	$(0.14)

The following potential ordinary shares (in thousands) are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted earnings per share.

	Twelve Months Ended December 31,
	2025	2024
Options	10,704	14,991
RSU	17,515	24,619
Total	28,219	39,610

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024